DISAGGREGATION OF REVENUES	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
DISAGGREGATION OF REVENUES

NOTE 18— DISAGGREGATION OF REVENUES

Revenue by region

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
PRC	$10,118,562	13,918,608
Overseas	64,991	231,359
Total revenue	$10,183,553	14,149,967

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2024 and 2021 was as follows:

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Fragrance compounds	$866,192	6,810,374
Health supplements (solid drinks)	2,126,147	4,583,272
Bioactive food ingredients	7,192,214	2,756,321
Total revenue	$10,183,553	14,149,967

NOTE 18— DISAGGREGATION OF REVENUES

Revenue by region

	For Years ended September 30,
	2023	2022	2021
PRC	$28,971,115	$28,756,333	$23,704,259
Overseas	551,238	1,152,228	1,790,305
Total revenue	$29,522,353	$29,908,561	$25,494,564

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2023, 2022 and 2021 was as follows:

	For Years ended September 30,
	2023	2022	2021
Fragrance compounds	$14,315,810	$13,710,556	$12,744,029
Health supplements (solid drinks)	8,704,468	7,145,708	6,655,982
Bioactive food ingredients	6,502,075	9,052,297	6,094,553
Total revenue	$29,522,353	$29,908,561	$25,494,564

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS